Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023	Dec. 25, 2022	Dec. 26, 2021	Dec. 27, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE DISCLOSURE
The following table sets forth information concerning the relationship between executive compensation actually paid and certain financial performance of the Company for each of the last five fiscal years. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
Year	Summary Compensation Table Total for Mr. Hart(1)	Summary Compensation Table Total for Mr. Murphy(1)	Compensation Actually Paid to Mr. Hart(2)	Compensation Actually Paid to Mr. Murphy(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss) (millions)(7)	Adjusted EBITDA (millions)(8)
							Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
2024	$5,487,137	N/A	$14,216	N/A	$972,775	$637,572	$17.37	$141.79	$(77.5)	$38.8
2023	$8,463,446	N/A	$10,256,343	N/A	$1,265,792	$1,344,740	$40.19	$118.36	$(21.2)	$68.9
2022	$3,154,080	$5,203,896	$2,441,211	$(2,217,630)	$1,038,702	$353,016	$18.37	$99.91	$(78.9)	$51.7
2021	N/A	$5,359,783	N/A	$1,204,535	$1,235,919	$608,244	$55.30	$125.81	$(50.4)	$63.1
2020	N/A	$5,117,133	N/A	$6,958,668	$1,047,121	$978,473	$64.78	$129.74	$(276.1)	$(33.1)

(1)
The dollar amounts reported in these columns are the amounts of total compensation reported for Mr. Hart and Mr. Murphy, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”

(2)
The dollar amounts reported these columns represent the amount of “compensation actually paid” to Mr. Murphy and Mr. Hart, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Murphy or Mr. Hart during the applicable year.

	Mr. Murphy				Mr. Hart
	2022	2021	2020	2024	2023	2022
PEO Summary Compensation Table Total	5,203,896	5,359,783	5,117,133	5,487,137	8,463,446	3,154,080
Grant Date Fair Value of Stock and Option Awards (-)	4,068,150	4,067,922	3,797,618	4,120,765	5,827,592	1,699,252
Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year (+)	727,629	1,641,178	6,218,224	3,136,609	5,695,990	986,383
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	(1,649,936)	(2,472,395)	(579,071)	(3,817,545)	1,496,695	N/A
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year (+)	N/A	N/A	N/A	N/A	N/A	N/A
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year (+)	(687,208)	743,891	N/A	547,836	427,804	N/A
Fair Value at the end of the Prior Year of Equity Awards that Fail to Meet Vesting Conditions (-)	1,743,861	N/A	N/A	1,219,056	N/A	N/A
Compensation Actually Paid to PEO	(2,217,630)	1,204,535	6,958,668	14,216	10,256,343	2,441,211
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Murphy and Mr. Hart) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Murphy and Mr. Hart) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Todd Wilson, Sarah Mussetter, Kevin Mayer, and Meghan Spuler; (ii) for 2023, Todd Wilson, Sarah Mussetter, Kevin Mayer, Jyoti Lynch, and Wayne Davis; (iii) for 2022, Lynn Schweinfurth, Todd Wilson, Wayne Davis, Michael Buchmeier, Sarah Mussetter, Jonathan Muhtar, and Darla Morse; (iv) for 2021, Lynn Schweinfurth, Jonathan Muhtar, Michael Kaplan, Darla Morse, and Michael Buchmeier; and (v) for 2020, Lynn Schweinfurth, Jonathan Muhtar, Michael Kaplan, Michael Buchmeier, and Dean Cookson.

(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Murphy and Mr. Hart), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Murphy and Mr. Hart) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Murphy and Mr. Hart) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
	Year
	2024	2023	2022	2021	2020
Average Summary Compensation Table Total for Non-PEO NEOs	972,775	1,265,792	1,038,702	1,235,919	1,047,121
Grant Date Fair Value of Stock and Option Awards (-)	441,299	504,304	485,920	695,574	542,853
Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year (+)	335,904	494,986	127,024	283,695	888,867
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	(293,748)	58,158	(92,033)	(306,438)	(179,008)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year (+)	N/A	N/A	N/A	N/A	N/A
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year (+)	63,940	49,028	(19,245)	140,675	(55,790)
Fair Value at the end of the Prior Year of Equity Awards that Fail to Meet Vesting Conditions (-)	N/A	18,920	215,512	50,033	179,864
Compensation Actually Paid to Non-PEO NEOs	637,572	1,344,740	353,016	608,244	978,473

(5)
Pursuant to SEC Rules, the TSR figures assume an initial investment of $100 on the last day of the fiscal year.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 600 Restaurant Index.

(7)
The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements included in our annual report for the applicable year.

(8)
While the Company uses multiple financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported in these columns are the amounts of total compensation reported for Mr. Hart and Mr. Murphy, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.
(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Murphy and Mr. Hart) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Murphy and Mr. Hart) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2024, Todd Wilson, Sarah Mussetter, Kevin Mayer, and Meghan Spuler; (ii) for 2023, Todd Wilson, Sarah Mussetter, Kevin Mayer, Jyoti Lynch, and Wayne Davis; (iii) for 2022, Lynn Schweinfurth, Todd Wilson, Wayne Davis, Michael Buchmeier, Sarah Mussetter, Jonathan Muhtar, and Darla Morse; (iv) for 2021, Lynn Schweinfurth, Jonathan Muhtar, Michael Kaplan, Darla Morse, and Michael Buchmeier; and (v) for 2020, Lynn Schweinfurth, Jonathan Muhtar, Michael Kaplan, Michael Buchmeier, and Dean Cookson.

Peer Group Issuers, Footnote
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 600 Restaurant Index.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported these columns represent the amount of “compensation actually paid” to Mr. Murphy and Mr. Hart, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Murphy or Mr. Hart during the applicable year.

	Mr. Murphy				Mr. Hart
	2022	2021	2020	2024	2023	2022
PEO Summary Compensation Table Total	5,203,896	5,359,783	5,117,133	5,487,137	8,463,446	3,154,080
Grant Date Fair Value of Stock and Option Awards (-)	4,068,150	4,067,922	3,797,618	4,120,765	5,827,592	1,699,252
Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year (+)	727,629	1,641,178	6,218,224	3,136,609	5,695,990	986,383
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	(1,649,936)	(2,472,395)	(579,071)	(3,817,545)	1,496,695	N/A
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year (+)	N/A	N/A	N/A	N/A	N/A	N/A
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year (+)	(687,208)	743,891	N/A	547,836	427,804	N/A
Fair Value at the end of the Prior Year of Equity Awards that Fail to Meet Vesting Conditions (-)	1,743,861	N/A	N/A	1,219,056	N/A	N/A
Compensation Actually Paid to PEO	(2,217,630)	1,204,535	6,958,668	14,216	10,256,343	2,441,211

Non-PEO NEO Average Total Compensation Amount	$ 972,775	$ 1,265,792	$ 1,038,702	$ 1,235,919	$ 1,047,121
Non-PEO NEO Average Compensation Actually Paid Amount	$ 637,572	1,344,740	353,016	608,244	978,473
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in this column represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Murphy and Mr. Hart), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Murphy and Mr. Hart) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Murphy and Mr. Hart) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:
	Year
	2024	2023	2022	2021	2020
Average Summary Compensation Table Total for Non-PEO NEOs	972,775	1,265,792	1,038,702	1,235,919	1,047,121
Grant Date Fair Value of Stock and Option Awards (-)	441,299	504,304	485,920	695,574	542,853
Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year (+)	335,904	494,986	127,024	283,695	888,867
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	(293,748)	58,158	(92,033)	(306,438)	(179,008)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year (+)	N/A	N/A	N/A	N/A	N/A
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year (+)	63,940	49,028	(19,245)	140,675	(55,790)
Fair Value at the end of the Prior Year of Equity Awards that Fail to Meet Vesting Conditions (-)	N/A	18,920	215,512	50,033	179,864
Compensation Actually Paid to Non-PEO NEOs	637,572	1,344,740	353,016	608,244	978,473

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
FINANCIAL PERFORMANCE MEASURES
As described in greater detail in the “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for our long-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our stockholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
2024 Most Important Measures
• Adjusted EBITDA • Relative Guest Traffic • Relative TSR

Total Shareholder Return Amount	$ 17.37	40.19	18.37	55.3	64.78
Peer Group Total Shareholder Return Amount	141.79	118.36	99.91	125.81	129.74
Net Income (Loss)	$ (77,500,000)	$ (21,200,000)	$ (78,900,000)	$ (50,400,000)	$ (276,100,000)
Company Selected Measure Amount	38,800,000	68,900,000	51,700,000	63,100,000	(33,100,000)
PEO Name	Mr. Hart
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(8)
While the Company uses multiple financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the Company to link compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to Company performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative Guest Traffic
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Mr. Hart [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,487,137	$ 8,463,446	$ 3,154,080
PEO Actually Paid Compensation Amount	14,216	10,256,343	2,441,211
Mr. Murphy [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			5,203,896	$ 5,359,783	$ 5,117,133
PEO Actually Paid Compensation Amount			(2,217,630)	1,204,535	6,958,668
PEO | Mr. Hart [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,120,765)	(5,827,592)	(1,699,252)
PEO | Mr. Hart [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,136,609	5,695,990	986,383
PEO | Mr. Hart [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,817,545)	1,496,695
PEO | Mr. Hart [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	547,836	427,804
PEO | Mr. Hart [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,219,056)
PEO | Mr. Murphy [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(4,068,150)	(4,067,922)	(3,797,618)
PEO | Mr. Murphy [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			727,629	1,641,178	6,218,224
PEO | Mr. Murphy [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,649,936)	(2,472,395)	(579,071)
PEO | Mr. Murphy [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(687,208)	743,891
PEO | Mr. Murphy [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,743,861)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(441,299)	(504,304)	(485,920)	(695,574)	(542,853)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	335,904	494,986	127,024	283,695	888,867
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(293,748)	58,158	(92,033)	(306,438)	(179,008)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 63,940	49,028	(19,245)	140,675	(55,790)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (18,920)	$ (215,512)	$ (50,033)	$ (179,864)